Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities

(in thousands of USD)	Balance at Jan 1, 2017	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2017
Provisions	31	(32)	—	2	1
Employee benefits	37	2	—	5	44
Unused tax losses & tax credits	896	1,473	—	73	2,442
Total	964	1,443	—	80	2,487

	Balance at Jan 1, 2018	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2018
Provisions	1	(1)	—	—	—
Employee benefits	44	(5)	—	(2)	37
Unused tax losses & tax credits	2,442	(195)	—	(29)	2,218
Total	2,487	(201)	—	(31)	2,255

	Balance at Jan 1, 2019	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2019
Provisions	—	—	—	—	—
Employee benefits	37	(10)	—	(1)	26
Unused tax losses & tax credits	2,218	474	—	(3)	2,689
Total	2,255	464	—	(4)	2,715
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2019		December 31, 2018
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	290	—	274	—
Taxable temporary differences	—	(12,162)	8	(12,162)
Tax losses & tax credits	59,772	—	86,568	—
	60,062	(12,162)	86,850	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	47,900	—	74,688	—
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Employee benefits	37	—	37
Unused tax losses & tax credits	2,218	—	2,218
	2,255	—	2,255
Offset	—	—
Balance at December 31, 2018	2,255	—

Employee benefits	26	—	26
Unused tax losses & tax credits	23,790	—	23,790
Unremitted earnings	—	(21,101)	(21,101)
	23,816	(21,101)	2,715
Offset	(21,101)	21,101
Balance at December 31, 2019	2,715	—